Mineral Stream Interests - Schedule of Mineral Stream Interests (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Gold interests [member] | Other gold interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	$ 275
Gold interests [member] | Other gold interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		$ 40
Gold interests [member] | Other gold interests [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		63
Gold interests [member] | Other gold interests [member] | Cangreios [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	10	29
Gold interests [member] | Other gold interests [member] | Curraghinalt [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		20
Gold interests [member] | Other gold interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	14
Silver interests [member] | Other silver interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest		141
Silver interests [member] | Other silver interests [member] | Kudz Ze Kayah [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	25
Silver interests [member] | Other silver interests [member] | Mineral Park [Member]
Disclosure Of Mineral Stream Interests [line items]
Additions other than through business combination mineral stream interest	25
Accumulated impairment [member] | Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	120	120
Accumulated impairment [member] | Silver interests [member] | Pascua-Lama [member]
Disclosure Of Mineral Stream Interests [line items]
Cumulative impairment charges	$ 338	$ 338